Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable [Abstract]
Disclosure of allowance for doubtful accounts [Table Text Block]
	March 31, 2026	March 31, 2025
Allowance for doubtful accounts, beginning of year	$563,152	$1,459,243
plus: new allowance recognized	15,209	261,686
less: AFDA written off as uncollectible	(316,892)	(883,814)
less: allowance collected	(4,681)	(273,963)

Allowance for doubtful accounts, end of year	$256,788	$563,152